Borrowings - Schedule of Borrowings (Details) - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Schedule of Borrowings [Line Items]
Short-term borrowings		$ 7,425,000	$ 5,183,000
Non-current		1,808,000	2,006,000
Current		5,617,000	3,177,000
Banc ABC Zimbabwe Loan [Member]
Schedule of Borrowings [Line Items]
Short-term borrowings	[1]	5,856,000	3,863,000
Directors and Officers insurance [Member]
Schedule of Borrowings [Line Items]
Short-term borrowings	[2]	778,000	314
Bank Overdraft [Member]
Schedule of Borrowings [Line Items]
Short-term borrowings		$ 791,000	$ 1,006

[1]	There were no changes to the terms of the Facility Agreement during the six months ended June 30, 2026.
[2]	Namib Minerals entered into a Premium Finance Agreement with ETI Financial Corporation on June 26, 2026 to finance US$0.7m of D&O insurance premiums (following a down payment of US$77k), repayable over 10 monthly instalments with total finance charges of US$24,512 (7.56% APR).